Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Cash payments and expenses related to operating leases	$ (370)	$ (245)
Operating lease right-of-use assets and liabilities, net	$ (84)